Common Stock - Schedule of Reserved Shares of Common Stock (Details) - Previously Reported [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	7,745,776	7,745,776
Conversion of Series A preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	1,504,574	1,504,574
Conversion of Series B preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	1,830,666	1,830,666
Conversion of Series C/C-1 preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	2,843,075	2,843,075
Outstanding options under 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	1,027,897	1,031,356
Issuance of options under the 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	539,564	536,105